Introduction, basis of presentation of the consolidated financial statements and other information (Details Text) R$ in Billions	Dec. 31, 2018 BRL (R$)
Ifrs First Adoption Effects [Abstract]
Tangible Assets - For Own Use and Financial Liabilities at Amortized Cost - Other Financial Liabilities	R$ 2.4